Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (6,850,725)	$ (4,156,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of fixed assets	(28,362)
Stock based compensation	470,647
Shares issued for interest	$ 20,958
Shares issued in lieu of salaries payable		$ 253,000
Penalty increase to note payable	$ 50,000
Bank overdraw	4,449
Amortization of original issue discount	80,036
Depreciation and amortization	269,087	$ 151,710
Changes in assets and liabilities
Increase in deferred rents	545,567	648,979
Decrease in prepaid expense	(25,447)	(8,362)
(Increase) in deposits	(20,648)	(14,110)
Decrease in inventory	140,676	13,009
Increase (decrease) in accounts payable to related parties	357,975	15,906
Increase (decrease) in accounts payable and accrued liabilities	763,871	574,984
(Increase) decrease in accounts receivable	17,529	(15,380)
Net cash used in operating activities	(4,050,786)	(2,536,598)
Cash Flows from investing
Purchase of fixed assets	(126,065)	(294,224)
Investment in tenant improvements	(331,625)	(533,252)
Net cash used in investing activities	(457,690)	(827,476)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	3,150,001	3,251,112
Dividends paid to shareholders	(294,262)	$ (420,447)
Principal payments on note payable	(303,022)
Proceeds from notes payable	1,626,900	$ 500,000
Proceeds from related party debts	231,938
Principal payments on capital leases	(45,113)	$ (47,968)
Net cash from financing activities	4,366,442	3,282,697
Net increase (decrease) in cash	(142,034)	(81,377)
Beginning cash balance	$ 142,034	223,411
Ending cash balance		142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$ 191,488	$ 16,073
Cash paid for tax
Non-Cash investing and financing transactions
Stock based compensation to officers	$ 470,647
Stock dividend	391,618
Debt settled with shares	(1,000,000)	$ (253,000)
Shares issued to settle dividends payable	$ (74,687)